UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22524

Precidian ETFs Trust
(Exact name of registrant as specified in charter)

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Arm Holdings PLC ADRhedged™

ARMH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$15Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 Arm Holdings plc ADRhedged returned -4.54%, while the Arm Holdings plc ADR returned -7.32% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 3.93% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	Arm Holdings PLC ADRhedged™ ($9,547)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,567	$10,170
6/30/25	$13,633	$11,283
9/30/25	$12,214	$12,200
12/31/25	$9,547	$12,524
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
Arm Holdings PLC ADRhedged™	-4.54%
S&P 500 Index	25.24%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$932,578
  Total advisory fees paid$820
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	98.6%
Money Market Funds	1.2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

ASML Holding NV ADRhedged™

ASMH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$19Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 The ASML Holdings NV ADRhedged fund returned 44.91%, while the ASML Holdings NV ADR returned 49.84% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR ise 3.93% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Fund Performance

Growth of an Assumed $10,000 Investment

	ASML Holding NV ADRhedged™ ($14,491)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,618	$10,170
6/30/25	$10,737	$11,283
9/30/25	$13,052	$12,200
12/31/25	$14,491	$12,524
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
ASML Holding NV ADRhedged™	44.91%
S&P 500 Index	25.24%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$1,446,452
  Total advisory fees paid$1,055
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	98.8%
Money Market Funds	1.1

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

AstraZeneca PLC ADRhedged™

AZNH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the AstraZeneca PLC ADRhedged™ for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AstraZeneca PLC ADRhedged™	$22	0.19%

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the AstraZeneca PLC ADRhedged Fund returned 31.30%, while the AstraZeneca PLC ADR returned 35.00% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	AstraZeneca PLC ADRhedged™ ($11,692)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$8,904	$10,258
3/31/25	$9,752	$9,820
6/30/25	$8,743	$10,894
9/30/25	$9,817	$11,780
12/31/25	$11,692	$12,092
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
AstraZeneca PLC ADRhedged™	31.30%	13.42%
S&P 500 Index	17.88%	16.54%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$1,086,220
  Total advisory fees paid$4,628
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	99.3%
Money Market Funds	0.5

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

BP p.l.c. ADRhedged™

BPH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the BP p.l.c. ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP p.l.c. ADRhedged™	$20Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the BP plc ADRhedged fund returned 9.65%, while the BP plc ADR returned 9.11% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the funds vs the unhedged ADR is the 7.64% decrease in value of the USD vs GBP over the same period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	BP p.l.c. ADRhedged™ ($10,965)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$10,674	$9,421
6/30/25	$9,068	$10,452
9/30/25	$10,741	$11,301
12/31/25	$10,965	$11,601
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
BP p.l.c. ADRhedged™	9.65%
S&P 500 Index	16.01%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$1,077,355
  Total advisory fees paid$1,370
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Energy	97.5%
Money Market Funds	2.3

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

GSK plc ADRhedged™

GSKH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$22Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the GSK plc ADRhedged Fund returned 38.35%, while the GSK plc ADR returned 43.85% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.64% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	GSK plc ADRhedged™ ($13,834)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$11,143	$9,421
6/30/25	$10,526	$10,452
9/30/25	$12,146	$11,301
12/31/25	$13,834	$11,601
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
GSK plc ADRhedged™	38.35%
S&P 500 Index	16.01%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$683,897
  Total advisory fees paid$1,254
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	98.1%
Money Market Funds	0.9

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

HSBC Holdings plc ADRhedged™

HSBH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$24	0.19%

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the HSBC Holdings Plc ADRhedged Fund returned 54.36%, while the HSBC Holdings Plc ADR returned 59.06%.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	HSBC Holdings plc ADRhedged™ ($17,496)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$11,335	$10,258
3/31/25	$13,052	$9,820
6/30/25	$13,173	$10,894
9/30/25	$15,740	$11,780
12/31/25	$17,496	$12,092
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
HSBC Holdings plc ADRhedged™	54.36%	56.95%
S&P 500 Index	17.88%	16.54%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$4,328,378
  Total advisory fees paid$7,675
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Financials	97.3%
Money Market Funds	2.5

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Novo Nordisk A/S (B Shares) ADRhedged™

NVOH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$15Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the Novo Nordisk A/S (B Shares) ADRhedged Fund returned -44.03%, while the Novo Nordisk A/S (B Shares) ADR returned -38.95% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 11.48% decrease in value of the USD vs DKKover the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.The ongoing concerns of a US recession and anticipated Federal Reserve rate cuts will continue to weigh on the USD.

  The ongoing concerns of a US recession and anticipated Federal Reserve rate cuts will continue to weigh on the USD.

Fund Performance

Growth of an Assumed $10,000 Investment

	Novo Nordisk AS (B Shares) ADRhedged™ ($5,597)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$8,005	$9,421
6/30/25	$7,334	$10,452
9/30/25	$6,034	$11,301
12/31/25	$5,597	$11,601
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
Novo Nordisk AS (B Shares) ADRhedged™	-44.03%
S&P 500 Index	16.01%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$3,005,999
  Total advisory fees paid$2,161
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Health Care	98.5%
Money Market Funds	1.2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

SAP SE ADRhedged™

SAPH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 6, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$18Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period January 6, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the, slightly abbreviated, year 2025 the SAP SE ADRhedged fund returned -11.33%, the SAP SE ADR returned -2.65% for the same period.

What key factors affected the Fund's performance?

  The 13.35% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Fund Performance

Growth of an Assumed $10,000 Investment

	SAP SE ADRhedged™ ($8,867)	S&P 500 Index ($11,601)
1/6/25	$10,000	$10,000
3/31/25	$10,466	$9,421
6/30/25	$11,003	$10,452
9/30/25	$9,693	$11,301
12/31/25	$8,867	$11,601
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/6/2025
SAP SE ADRhedged™	-11.33%
S&P 500 Index	16.01%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$443,412
  Total advisory fees paid$1,461
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	98.8%
Money Market Funds	0.8

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Shell plc ADRhedged™

SHEH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$20	0.19%

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the full year 2025 the Shell plc ADRhedged fund returned 13.01%, while the Shell plc ADR returned 17.29% for the same period.

What key factors affected the Fund's performance?

  The prime driver for the under performance of the fund vs the unhedged ADR is the 7.32% decrease in value of the USD vs GBP over the period.

  Concerns over tariffs causing inflation along with fed rate cut pressure weighed on the USD.

  Stability in the UK will likely continue GBP strength.

Fund Performance

Growth of an Assumed $10,000 Investment

	Shell plc ADRhedged™ ($10,930)	S&P 500 Index ($12,092)
10/4/24	$10,000	$10,000
12/31/24	$9,671	$10,258
3/31/25	$11,024	$9,820
6/30/25	$10,110	$10,894
9/30/25	$10,546	$11,780
12/31/25	$10,930	$12,092
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/4/2024
Shell plc ADRhedged™	13.01%	7.43%
S&P 500 Index	17.88%	16.54%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$1,609,317
  Total advisory fees paid$5,672
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Energy	96.4%
Money Market Funds	3.4

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

STMicroelectronics NV ADRhedged™

STHH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$16Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 the ST Microelectronics NV ADRhedged Fund returned 3.74%, while the ST Microelectronics NV ADR returned 5.75% for the same period.

What key factors affected the Fund's performance?

  The 8.21% decrease in value of the USD vs EUR over the same period was the prime driver of the funds under performance.

  Ongoing concerns over the dollar weakness are driven by Fed easing and a potential eurozone recovery.

Fund Performance

Growth of an Assumed $10,000 Investment

	STMicroelectronics NV ADRhedged™ ($10,374)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,312	$10,170
6/30/25	$11,930	$11,283
9/30/25	$11,183	$12,200
12/31/25	$10,374	$12,524
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
STMicroelectronics NV ADRhedged™	3.74%
S&P 500 Index	25.24%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$515,208
  Total advisory fees paid$711
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Information Technology	98.5%
Money Market Funds	1.4

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Toyota Motor Corporation ADRhedged™

TMH | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT | December 31, 2025

The annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of March 13, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$17Footnote Reference1	0.19%
Footnote	Description
Footnote[1]	Based on the period March 13, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.

Management's Discussion of Fund Performance

How did the Fund perform last year?

  For the abbreviated year starting in March of 2025 The toyota Motor Corporation ADRhedged fund returned 29.05%, while the Toyota Motor Corporation ADR returned 16.93% for the same period.

What key factors affected the Fund's performance?

  The under performance of the fund vs the unhedged ADR is attributable to the 5.88% decrease in value of the USD vs JPY over the same period.

  Potential Bank of Japan rate hikes will continue to put pressure in the USD.

Fund Performance

Growth of an Assumed $10,000 Investment

	Toyota Motor Corporation ADRhedged™ ($12,905)	S&P 500 Index ($12,524)
3/13/25	$10,000	$10,000
3/31/25	$9,798	$10,170
6/30/25	$9,498	$11,283
9/30/25	$10,809	$12,200
12/31/25	$12,905	$12,524
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/13/2025
Toyota Motor Corporation ADRhedged™	29.05%
S&P 500 Index	25.24%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Please visit the following website adrhedged.com/directory to obtain the most recent month-end returns.

Key Fund Statistics

  Fund net assets$2,301,770
  Total advisory fees paid$1,426
  Total number of portfolio holdings5
  Period portfolio turnover rate0%

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sector	% of Net Assets
Consumer Discretionary	97.5%
Money Market Funds	1.9

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)	At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years are $181,000 for 2025 and $53,000 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $93,060 for 2025 and $92,195 for 2024. The nature of the services comprising these fees include tax compliance with Grantor Trust status and support review. Such services include preparation of trustee tax information statements and broker statements and preparation of amounts reported to the broker community to facilitate applicable form reporting. In addition, services include performing calculations of daily shareholder allocable amounts and routine tax consulting services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	Not applicable as less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s last two fiscal years were $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Ms. Ivey, Mr. Pitt and Dr. Urban currently serve as members of the Audit Committee.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The annual Financial Statements are attached herewith.

December 31, 2025

Annual Financial Statements and Other Information

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

AstraZeneca PLC ADRhedged™

BP p.l.c. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

Precidian ETFs Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Arm Holdings PLC ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.6%
Information Technology — 98.6%
ARM Holdings PLC, ADR*
(Cost $941,021)	8,417	$920,062

Short-Term Investment — 1.2%
Money Market Funds — 1.2%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $10,949)	10,949	10,949

Total Investments — 99.8%
(Cost $951,970)		931,011
Assets in excess of Other Liabilities, Net — 0.2%		1,567
Net Assets — 100%		$932,578

*	Non-income producing security.

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	928,530	GBP	690,341	$10	$—
CIBC	01/02/26	GBP	690,341	USD	930,163	1,623	—
CIBC	01/05/26	GBP	693,762	USD	933,109	—	(26)
Total Unrealized Appreciation/(Depreciation)						$1,633	$(26)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD U.S. Dollar

GBP Pound Sterling

See Notes to Financial Statements.	3

ASML Holding NV ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.8%
Information Technology — 98.8%
ASML Holding NV, ADR
(Cost $1,118,006)	1,335	$1,428,263

Short-Term Investment — 1.1%
Money Market Funds — 1.1%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $16,537)	16,537	16,537

Total Investments — 99.9%
(Cost $1,134,543)		1,444,800
Assets in excess of Other Liabilities, Net — 0.1%		1,652
Net Assets — 100%		$1,446,452

(a)	Reflects the 7-day yield at December 31, 2025.

ADR: American Depositary Receipt

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	1,421,176	EUR	1,210,096	$26	$—
CIBC	01/02/26	EUR	1,210,096	USD	1,423,103	1,902	—
CIBC	01/05/26	EUR	1,218,573	USD	1,431,307	—	(202)
Total Unrealized Appreciation/(Depreciation)						$1,928	$(202)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

EUR	Euro

See Notes to Financial Statements.	4

AstraZeneca PLC ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 99.3%
Health Care — 99.3%
Astra Zeneca PLC, ADR
(Cost $1,074,472)	11,739	$1,079,166

Short-Term Investment — 0.5%
Money Market Funds — 0.5%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $5,284)	5,284	5,284

Total Investments — 99.8%
(Cost $1,079,756)		1,084,450
Assets in excess of Other Liabilities, Net — 0.2%		1,770
Net Assets — 100%		$1,086,220

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	1,084,186	GBP	806,068	$11	$—
CIBC	01/02/26	GBP	806,068	USD	1,086,092	1,895	—
CIBC	01/05/26	GBP	807,417	USD	1,085,975	—	(30)
Total Unrealized Appreciation/(Depreciation)						$1,906	$(30)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements.	5

BP p.l.c. ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 97.5%
Energy — 97.5%
BP p.l.c., ADR
(Cost $1,033,726)	30,248	$1,050,513

Short-Term Investment — 2.3%
Money Market Funds — 2.3%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $25,104)	25,104	25,104

Total Investments — 99.8%
(Cost $1,058,830)		1,075,617
Assets in excess of Other Liabilities,
Net — 0.2%		1,738
Net Assets — 100%		$1,077,355

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	1,040,215	GBP	773,376	$11	$—
CIBC	01/02/26	GBP	773,376	USD	1,042,044	1,818	—
CIBC	01/05/26	GBP	781,501	USD	1,051,118	—	(29)
Total Unrealized Appreciation/(Depreciation)						$1,829	$(29)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements	6

GSK plc ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.1%
Health Care — 98.1%
GSK plc, ADR
(Cost $500,187)	13,685	$671,113

Short-Term Investment — 0.9%
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $6,078)	6,078	6,078

Total Investments — 99.0%
(Cost $506,265)		677,191
Assets in excess of Other Liabilities,
Net — 1.0%		6,706
Net Assets — 100%		$683,897

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	670,891	GBP	498,792	$7	$—
CIBC	01/02/26	GBP	498,792	USD	672,070	1,173	—
CIBC	01/05/26	GBP	501,615	USD	674,671	—	(19)
Total Unrealized Appreciation/(Depreciation)						$1,180	$(19)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements.	7

HSBC Holdings plc ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 97.3%
Financials — 97.3%
HSBC Holdings plc, ADR
(Cost $4,113,716)	53,567	$4,214,116

Short-Term Investment — 2.5%
Money Market Funds — 2.5%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $107,360)	107,360	107,360

Total Investments — 99.8%
(Cost $4,221,076)		4,321,476
Assets in excess of Other Liabilities,
Net — 0.2%		6,902
Net Assets — 100%		$4,328,378

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	4,216,344	GBP	3,134,758	$45	$—
CIBC	01/02/26	GBP	3,134,758	USD	4,223,758	7,369	—
CIBC	01/05/26	GBP	3,157,470	USD	4,246,792	—	(117)
Total Unrealized Appreciation/(Depreciation)						$7,414	$(117)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements.	8

Novo Nordisk A/S (B Shares) ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.5%
Health Care — 98.5%
Novo Nordisk A/S (B Shares), ADR
(Cost $3,353,076)	58,224	$2,962,438

Short-Term Investment — 1.2%
Money Market Funds — 1.2%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $34,571)	34,571	34,571

Total Investments — 99.7%
(Cost $3,387,647)		2,997,009
Assets in excess of Other Liabilities,
Net — 0.3%		8,990
Net Assets — 100%		$3,005,999

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	DKK	19,032,985	USD	2,996,790	$3,994	$—
CIBC	01/02/26	USD	2,992,841	DKK	19,032,985	—	(45)
CIBC	01/05/26	DKK	18,962,817	USD	2,982,233	—	(444)
Total Unrealized Appreciation/(Depreciation)						$3,994	$(489)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

DKK	Danish Krone

See Notes to Financial Statements.	9

SAP SE ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.8%
Information Technology — 98.8%
SAP SE, ADR
(Cost $516,186)	1,805	$438,453

Short-Term Investment — 0.8%
Money Market Funds — 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $3,352)	3,352	3,352

Total Investments — 99.6%
(Cost $519,538)		441,805
Assets in excess of Other Liabilities,
Net — 0.4%		1,607
Net Assets — 100%		$443,412

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	443,501	EUR	377,630	$8	$—
CIBC	01/02/26	EUR	377,630	USD	444,102	593	—
CIBC	01/05/26	EUR	375,867	USD	441,485	—	(62)
Total Unrealized Appreciation/(Depreciation)						$601	$(62)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

EUR	Euro

See Notes to Financial Statements.	10

Shell plc ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 96.4%
Energy — 96.4%
Shell plc, ADR
(Cost $1,570,368)	21,127	$1,552,412

Short-Term Investment — 3.4%
Money Market Funds — 3.4%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $54,350)	54,350	54,350

Total Investments — 99.8%
(Cost $1,624,718)		1,606,762
Assets in excess of Other Liabilities,
Net — 0.2%		2,555
Net Assets — 100%		$1,609,317

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt
PLC:	Public Limited Company

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/25	USD	1,542,095	GBP	1,146,513	$17	$—
CIBC	01/02/25	GBP	1,146,513	USD	1,544,806	2,695	—
CIBC	01/05/25	GBP	1,159,709	USD	1,559,807	—	(43)
Total Unrealized Appreciation/(Depreciation)						$2,712	$(43)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

GBP	Pound Sterling

See Notes to Financial Statements.	11

STMicroelectronics NV ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 98.5%
Information Technology — 98.5%
STMicroelectronics NV, ADR
(Cost $467,876)	19,560	$507,387

Short-Term Investment — 1.4%
Money Market Funds — 1.4%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $7,222)	7,222	7,222

Total Investments — 99.9%
(Cost $475,098)		514,609
Assets in excess of Other Liabilities,
Net — 0.1%		599
Net Assets — 100%		$515,208

(a)	Reflects the 7-day yield at December 31, 2025.

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	USD	508,262	EUR	432,772	$9	$—
CIBC	01/02/26	EUR	432,772	USD	508,951	680	—
CIBC	01/05/26	EUR	433,972	USD	509,734	—	(71)
Total Unrealized Appreciation/(Depreciation)						$689	$(71)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

EUR	Euro

See Notes to Financial Statements.	12

Toyota Motor Corporation ADRhedged™

Schedule of Investments

December 31, 2025

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 97.5%
Toyota Motor Corp., ADR
(Cost $2,001,716)	10,493	$2,246,132

Short-Term Investment — 1.9%
Money Market Funds — 1.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.64%(a)
(Cost $42,931)	42,931	42,931

Total Investments — 99.4%
(Cost $2,044,647)		2,289,063
Assets in excess of Other Liabilities,
Net — 0.6%		12,707
Net Assets — 100%		$2,301,770

(a)	Reflects the 7-day yield at December 31, 2025.

ADR:	American Depositary Receipt

At December 31, 2025, the Fund had the following currency swaps outstanding:

Counterparty	Settlement Date*	Currency to Deliver		Currency to Receive		Unrealized Appreciation	Unrealized Depreciation
CIBC	01/02/26	JPY	355,062,356	USD	2,271,105	$5,882	$—
CIBC	01/02/26	USD	2,265,258	JPY	355,062,356	—	(34)
CIBC	01/05/26	JPY	353,371,669	USD	2,254,421	—	(1,052)
Total Unrealized Appreciation/(Depreciation)						$5,882	$(1,086)

*	The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.

Currency Abbreviations

USD	U.S. Dollar

JPY	Japanese Yen

See Notes to Financial Statements.	13

Precidian ETFs Trust

Statements of Assets and Liabilities

December 31, 2025

	Arm Holdings PLC ADRhedged™	ASML Holding NV ADRhedged™	AstraZeneca PLC ADRhedged™
Assets
Investments, at fair value	$931,011	$1,444,800	$1,084,450
Cash	–	89	–
Unrealized appreciation on currency swaps	1,633	1,928	1,906
Receivables:
Capital shares	469,402	–	–
Dividends	59	73	–
Interest	–	–	78
Total assets	1,402,105	1,446,890	1,086,434

Liabilities
Unrealized depreciation on currency swaps	26	202	30
Payables:
Securities purchased	469,402	–	–
Investment advisory fees	89	212	165
Accrued expenses and other liabilities	10	24	19
Total liabilities	469,527	438	214
Net Assets	$932,578	$1,446,452	$1,086,220

Net Assets Consists of
Paid-in capital	$973,852	$1,170,989	$227,153
Distributable earnings (loss)	(41,274)	275,463	859,067
Net Assets	$932,578	$1,446,452	$1,086,220
Number of Common Shares outstanding	20,001	20,001	20,001
Net Asset Value	$46.63	$72.32	$54.31
Investments, at cost	$951,970	$1,134,543	$1,079,756

See Notes to Financial Statements.	14

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

December 31, 2025

	BP p.l.c. ADRhedged™	GSK plc ADRhedged™	HSBC Holdings plc ADRhedged™
Assets
Investments, at fair value	$1,075,617	$677,191	$4,321,476
Unrealized appreciation on currency swaps	1,829	1,180	7,414
Receivables:
Dividends	116	5,656	–
Interest	–	–	722
Total assets	1,077,562	684,027	4,329,612

Liabilities
Unrealized depreciation on currency swaps	29	19	117
Payables:
Investment advisory fees	159	99	999
Accrued expenses and other liabilities	19	12	118
Total liabilities	207	130	1,234
Net Assets	$1,077,355	$683,897	$4,328,378

Net Assets Consists of
Paid-in capital	$1,304,156	$586,657	$2,272,336
Distributable earnings (loss)	(226,801)	97,240	2,056,042
Net Assets	$1,077,355	$683,897	$4,328,378
Number of Common Shares outstanding	20,001	10,001	50,001
Net Asset Value	$53.87	$68.38	$86.57
Investments, at cost	$1,058,830	$506,265	$4,221,076

See Notes to Financial Statements.	15

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

December 31, 2025

	Novo Nordisk A/S (B Shares) ADRhedged™	SAP SE ADRhedged™	Shell plc ADRhedged™
Assets
Investments, at fair value	$2,997,009	$441,805	$1,606,762
Cash	119	27	–
Unrealized appreciation on currency swaps	3,994	601	2,712
Receivables:
Foreign tax reclaim	3,388	1,097	–
Due from broker	2,152	–	–
Dividends	217	15	–
Interest	–	–	346
Total assets	3,006,879	443,545	1,609,820

Liabilities
Unrealized depreciation on currency swaps	489	62	43
Payables:
Investment advisory fees	350	64	412
Accrued expenses and other liabilities	41	7	48
Total liabilities	880	133	503
Net Assets	$3,005,999	$443,412	$1,609,317

Net Assets Consists of
Paid-in capital	$3,608,135	$574,522	$1,388,113
Distributable earnings (loss)	(602,136)	(131,110)	221,204
Net Assets	$3,005,999	$443,412	$1,609,317
Number of Common Shares outstanding	110,001	10,001	30,001
Net Asset Value	$27.33	$44.34	$53.64
Investments, at cost	$3,387,647	$519,538	$1,624,718

See Notes to Financial Statements.	16

Precidian ETFs Trust

Statements of Assets and Liabilities (Continued)

December 31, 2025

	STMicroelectronics NV ADRhedged™	Toyota Motor Corporation ADRhedged™
Assets
Investments, at fair value	$514,609	$2,289,063
Cash	32	–
Unrealized appreciation on currency swaps	689	5,882
Receivables:
Dividends	32	464
Due from broker	–	7,820
Total assets	515,362	2,303,229

Liabilities
Unrealized depreciation on currency swaps	71	1,086
Payables:
Investment advisory fees	74	334
Accrued expenses and other liabilities	9	39
Total liabilities	154	1,459
Net Assets	$515,208	$2,301,770

Net Assets Consists of
Paid-in capital	$500,050	$2,058,139
Distributable earnings (loss)	15,158	243,631
Net Assets	$515,208	$2,301,770
Number of Common Shares outstanding	10,001	40,001
Net Asset Value	$51.52	$57.54
Investments, at cost	$475,098	$2,044,647

See Notes to Financial Statements.	17

Precidian ETFs Trust

Statements of Operations

For the Year Ended December 31, 2025

	Arm Holdings PLC ADRhedged™(1)	ASML Holding NV ADRhedged™(1)	AstraZeneca PLC ADRhedged™
Investment Income
Dividend income*	$1,639	$5,879	$70,251
Interest income	–	–	4,720
Total income	1,639	5,879	74,971

Expenses
Investment advisory fees	820	1,055	4,628
Miscellaneous fees	96	124	544
Total expenses	916	1,179	5,172
Net investment income	723	4,700	69,799

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,310	882	(18,054)
In-kind redemptions	–	–	1,007,530
Currency swaps	(13,682)	(39,360)	(150,500)
Net realized gain (loss)	(10,372)	(38,478)	838,976
Net change in net unrealized appreciation (depreciation) on:
Investments	(20,959)	310,257	63,008
Currency swaps	1,607	1,726	3,672
Net change in net unrealized appreciation (depreciation)	(19,352)	311,983	66,680
Net realized and unrealized gain (loss)	(29,724)	273,505	905,656
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,001)	$278,205	$975,455

* Withholding tax	$–	$773	$–

(1)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.	18

Precidian ETFs Trust

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	BP p.l.c. ADRhedged™(1)	GSK plc ADRhedged™(1)	HSBC Holdings plc ADRhedged™
Investment Income
Dividend income	$52,850	$35,922	$264,140
Interest income	–	–	7,377
Total income	52,850	35,922	271,517

Expenses
Investment advisory fees	1,370	1,254	7,675
Miscellaneous fees	162	148	903
Total expenses	1,532	1,402	8,578
Net investment income	51,318	34,520	262,939

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,083)	1,751	(863)
In-kind redemptions	(190,900)	(16,644)	1,977,231
Currency swaps	(81,987)	(86,605)	(383,580)
Net realized gain (loss)	(277,970)	(101,498)	1,592,788
Net change in net unrealized appreciation (depreciation) on:
Investments	16,787	170,926	31,887
Currency swaps	1,800	1,161	9,064
Net change in net unrealized appreciation	18,587	172,087	40,951
Net realized and unrealized gain (loss)	(259,383)	70,589	1,633,739
Net Increase (Decrease) in Net Assets Resulting from Operations	$(208,065)	$105,109	$1,896,678

(1)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.	19

Precidian ETFs Trust

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	Novo Nordisk A/S (B Shares) ADRhedged™(1)	SAP SE ADRhedged™(1)	Shell plc ADRhedged™
Investment Income
Dividend income*	$24,758	$8,402	$152,059
Interest income	–	–	3,007
Total income	24,758	8,402	155,066

Expenses
Investment advisory fees	2,161	1,461	5,672
Miscellaneous fees	255	172	667
Total expenses	2,416	1,633	6,339
Net investment income	22,342	6,769	148,727

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(12,090)	(6,469)	(5,287)
In-kind redemptions	(89,037)	52,623	215,512
Currency swaps	(82,360)	(106,839)	(167,563)
Net realized gain (loss)	(183,487)	(60,685)	42,662
Net change in net unrealized appreciation (depreciation) on:
Investments	(390,638)	(77,733)	110,973
Currency swaps	3,505	539	4,144
Net change in net unrealized appreciation (depreciation)	(387,133)	(77,194)	115,117
Net realized and unrealized gain (loss)	(570,620)	(137,879)	157,779
Net Increase (Decrease) in Net Assets Resulting from Operations	$(548,278)	$(131,110)	$306,506

* Withholding tax	$4,235	$1,446	$–

(1)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.	20

Precidian ETFs Trust

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	STMicroelectronics NV ADRhedged™(1)	Toyota Motor Corporation ADRhedged™(1)
Investment Income
Dividend income*	$7,008	$23,212
Total income	7,008	23,212

Expenses
Investment advisory fees	711	1,426
Miscellaneous fees	84	168
Total expenses	795	1,594
Net investment income	6,213	21,618

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,354	(122)
Currency swaps	(30,002)	149,932
Net realized gain (loss)	(27,648)	149,810
Net change in net unrealized appreciation (depreciation) on:
Investments	39,511	244,416
Currency swaps	618	4,796
Net change in net unrealized appreciation	40,129	249,212
Net realized and unrealized gain (loss)	12,481	399,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,694	$420,640

* Withholding tax	$1,064	$2,416

(1)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.	21

Precidian ETFs Trust

Statements of Changes in Net Assets

	Arm Holdings PLC ADRhedged™	ASML Holding NV ADRhedged™	AstraZeneca PLC ADRhedged™
	For the Period March 13, 2025(1) to December 31, 2025	For the Period March 13, 2025(1) to December 31, 2025	For the Year Ended December 31, 2025	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income	$723	$4,700	$69,799	$395
Net realized gain (loss)	(10,372)	(38,478)	838,976	63,436
Net change in net unrealized appreciation (depreciation)	(19,352)	311,983	66,680	(60,110)
Net increase (decrease) in net assets resulting from operations	(29,001)	278,205	975,455	3,721

Distributions	(12,273)	(2,742)	(11,546)	(108,563)

Fund Shares Transactions
Proceeds from shares sold	973,852	1,170,989	13,210,192	1,776,986
Value of shares redeemed	–	–	(14,760,025)	–
Net increase (decrease) from capital share transactions	973,852	1,170,989	(1,549,833)	1,776,986
Total increase (decrease) in net assets	932,578	1,446,452	(585,924)	1,672,144

Net Assets
Beginning of period	–	–	1,672,144	–
End of period	$932,578	$1,446,452	$1,086,220	$1,672,144

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	–	–	40,001	–
Shares sold	20,001	20,001	280,000	40,001
Shares redeemed	–	–	(300,000)	–
Common Shares outstanding, end of period	20,001	20,001	20,001	40,001

(1)	Commencement of operations.

See Notes to Financial Statements.	22

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	BP p.l.c.	GSK plc
	ADRhedged™	ADRhedged™	HSBC Holdings Plc ADRhedged™
	For the Period January 6, 2025(1) to December 31, 2025	For the Period January 6, 2025(1) to December 31, 2025	For the Year Ended December 31, 2025	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,318	$34,520	$262,939	$21,339
Net realized gain (loss)	(277,970)	(101,498)	1,592,788	94,342
Net change in net unrealized appreciation	18,587	172,087	40,951	66,746
Net increase (decrease) in net assets resulting from operations	(208,065)	105,109	1,896,678	182,427

Distributions	(18,736)	(7,869)	—	(23,063)

Fund Shares Transactions
Proceeds from shares sold	2,137,846	1,573,321	29,001,776	2,060,561
Value of shares redeemed	(833,690)	(986,664)	(28,252,561)	(537,440)
Net increase from capital share transactions	1,304,156	586,657	749,215	1,523,121
Total increase in net assets	1,077,355	683,897	2,645,893	1,682,485

Net Assets
Beginning of period	—	—	1,682,485	—
End of period	$1,077,355	$683,897	$4,328,378	$1,682,485

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	—	—	30,001	—
Shares sold	40,001	30,001	400,000	40,001
Shares redeemed	(20,000)	(20,000)	(380,000)	(10,000)
Common Shares outstanding, end of period	20,001	10,001	50,001	30,001

(1)	Commencement of operations.

See Notes to Financial Statements.	23

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	Novo Nordisk A/S (B Shares) ADRhedged™	SAP SE ADRhedged™	Shell plc ADRhedged™
	For the Period January 6, 2025(1) to December 31, 2025	For the Period January 6, 2025(1) to December 31, 2025	For the Year Ended December 31, 2025	For the Period October 4, 2024(1) to December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,342	$6,769	$148,727	$14,879
Net realized gain (loss)	(183,487)	(60,685)	42,662	56,469
Net change in net unrealized appreciation (depreciation)	(387,133)	(77,194)	115,117	(130,404)
Net increase (decrease) in net assets resulting from operations	(548,278)	(131,110)	306,506	(59,056)

Distributions	(53,858)	—	—	(26,246)

Fund Shares Transactions
Proceeds from shares sold	4,593,083	1,081,772	18,671,654	1,509,277
Value of shares redeemed	(984,948)	(507,250)	(18,792,818)	—
Net increase (decrease) from capital share transactions	3,608,135	574,522	(121,164)	1,509,277
Total increase in net assets	3,005,999	443,412	185,342	1,423,975

Net Assets
Beginning of period	—	—	1,423,975	—
End of period	$3,005,999	$443,412	$1,609,317	$1,423,975

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	—	—	30,001	—
Shares sold	140,001	20,001	360,000	30,001
Shares redeemed	(30,000)	(10,000)	(360,000)	—
Common Shares outstanding, end of period	110,001	10,001	30,001	30,001

(1)	Commencement of operations.

See Notes to Financial Statements.	24

Precidian ETFs Trust

Statements of Changes in Net Assets (Continued)

	STMicroelectronics NV ADRhedged™	Toyota Motor Corporation ADRhedged™
	For the Period March 13, 2025(1) to December 31, 2025	For the Period March 13, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,213	$21,618
Net realized gain (loss)	(27,648)	149,810
Net change in net unrealized appreciation	40,129	249,212
Net increase in net assets resulting from operations	18,694	420,640

Distributions	(3,536)	(177,009)

Fund Shares Transactions
Proceeds from shares sold	500,050	2,058,139
Value of shares redeemed	—	—
Net increase from capital share transactions	500,050	2,058,139
Total increase in net assets	515,208	2,301,770

Net Assets
Beginning of period	—	—
End of period	$515,208	$2,301,770

Changes in Shares Outstanding
Common Shares outstanding, beginning of period	—	—
Shares sold	10,001	40,001
Shares redeemed	—	—
Common Shares outstanding, end of period	10,001	40,001

(1)	Commencement of operations.

See Notes to Financial Statements.	25

Precidian ETFs Trust

Financial Highlights

Arm Holdings PLC ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.07
Net realized and unrealized gain (loss)	(2.21)
Total from investment operations	(2.14)

Less distributions from:
Net investment income	(1.23)
Total distributions	(1.23)
Net Asset Value, end of period	$46.63
Market price, end of period	$46.54

Total Return based on Net Asset Value(%)	(4.54	)(c)
Total Return based on Market Price (%)	(4.71	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.9
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	0.15	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	26

Precidian ETFs Trust

Financial Highlights (Continued)

ASML Holding NV ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.37
Net realized and unrealized gain (loss)	22.09
Total from investment operations	22.46

Less distributions from:
Net investment income	(0.14)
Total distributions	(0.14)
Net Asset Value, end of period	$72.32
Market price, end of period	$72.33

Total Return based on Net Asset Value (%)	44.91	(c)
Total Return based on Market Price (%)	44.93	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.4
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	0.76	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	27

Precidian ETFs Trust

Financial Highlights (Continued)

AstraZeneca PLC ADRhedged™ Selected Per Share Data	For the Year Ended December 31, 2025	Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$41.80	$50.00
Income (loss) from investment operations:
Net investment income(b)	1.17	0.01
Net realized and unrealized gain (loss)	11.92	(5.50)
Total from investment operations	13.09	(5.49)

Less distributions from:
Net investment income	(0.58)	(2.71)
Total distributions	(0.58)	(2.71)
Net Asset Value, end of period	$54.31	$41.80
Market price, end of period	$54.22	$42.06

Total Return based on Net Asset Value (%)	31.30	(10.96	)(c)
Total Return based on Market Price (%)	30.30	(10.41	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.1	$2.0
Ratio of expenses (%)	0.19	0.19	(d)
Ratio of net investment income (loss) (%)	2.56	0.13	(d)
Portfolio turnover rate (%)(e)	0	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	28

Precidian ETFs Trust

Financial Highlights (Continued)

BP p.l.c. ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	3.25
Net realized and unrealized gain (loss)	1.56	(c)
Total from investment operations	4.81

Less distributions from:
Net investment income	(0.94)
Total distributions	(0.94)
Net Asset Value, end of period	$53.87
Market price, end of period	$53.77

Total Return based on Net Asset Value (%)	9.65	(d)
Total Return based on Market Price (%)	9.46	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.1
Ratio of expenses (%)	0.19	(e)
Ratio of net investment income (loss) (%)	6.37	(e)
Portfolio turnover rate (%)(f)	0	(d)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating market at values, the amount shown may not agree with the change in aggregate gains and losses.

(d)	Not annualized.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	29

Precidian ETFs Trust

Financial Highlights (Continued)

GSK plc ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	2.60
Net realized and unrealized gain (loss)	16.57
Total from investment operations	19.17

Less distributions from:
Net investment income	(0.79)
Total distributions	(0.79)
Net Asset Value, end of period	$68.38
Market price, end of period	$68.20

Total Return based on Net Asset Value (%)	38.35	(c)
Total Return based on Market Price (%)	37.98	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.7
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	4.68	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	30

Precidian ETFs Trust

Financial Highlights (Continued)

HSBC Holdings Plc ADRhedged™ Selected Per Share Data	For the Year Ended December 31, 2025	Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$56.08	$50.00
Income (loss) from investment operations:
Net investment income(b)	4.08	0.78
Net realized and unrealized gain (loss)	26.41	5.88
Total from investment operations	30.49	6.66

Less distributions from:
Net investment income	—	(0.58)
Total distributions	—	(0.58)
Net Asset Value, end of period	$86.57	$56.08
Market price, end of period	$86.42	$56.36

Total Return based on Net Asset Value (%)	54.36	13.35	(c)
Total Return based on Market Price (%)	53.34	13.91	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4.3	$2.0
Ratio of expenses (%)	0.19	0.19	(d)
Ratio of net investment income (loss) (%)	5.82	6.33	(d)
Portfolio turnover rate (%)(e)	0	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	31

Precidian ETFs Trust

Financial Highlights (Continued)

Novo Nordisk A/S (B Shares) ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.54
Net realized and unrealized gain (loss)	(22.56)
Total from investment operations	(22.02)

Less distributions from:
Net investment income	(0.65)
Total distributions	(0.65)
Net Asset Value, end of period	$27.33
Market price, end of period	$27.43

Total Return based on Net Asset Value (%)	(44.03	)(c)
Total Return based on Market Price (%)	(43.82	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$3.0
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	1.75	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	32

Precidian ETFs Trust

Financial Highlights (Continued)

SAP SE ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.40
Net realized and unrealized gain (loss)	(6.06)
Total from investment operations	(5.66)

Net Asset Value, end of period	$44.34
Market price, end of period	$44.34

Total Return based on Net Asset Value (%)	(11.33	)(c)
Total Return based on Market Price (%)	(11.32	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.4
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	0.79	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	33

Precidian ETFs Trust

Financial Highlights (Continued)

Shell plc ADRhedged™ Selected Per Share Data	For the Year Ended December 31, 2025	Period Ended December 31, 2024(a)
Net Asset Value, beginning of period	$47.46	$50.00
Income (loss) from investment operations:
Net investment income(b)	2.30	0.66
Net realized and unrealized gain (loss)	3.88	(2.33)
Total from investment operations	6.18	(1.67)

Less distributions from:
Net investment income	—	(0.87)
Total distributions	—	(0.87)
Net Asset Value, end of period	$53.64	$47.46
Market price, end of period	$53.53	$47.69

Total Return based on Net Asset Value (%)	13.01	(3.29	)(c)
Total Return based on Market Price (%)	12.24	(2.82	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.6	$1.4
Ratio of expenses (%)	0.19	0.19	(d)
Ratio of net investment income (loss) (%)	4.46	5.82	(d)
Portfolio turnover rate (%)(e)	0	0	(c)

(a)	For the period October 4, 2024 (commencement of operations) through December 31, 2024.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	34

Precidian ETFs Trust

Financial Highlights (Continued)

STMicroelectronics NV ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	0.62
Net realized and unrealized gain (loss)	1.25
Total from investment operations	1.87

Less distributions from:
Net investment income	(0.35)
Total distributions	(0.35)
Net Asset Value, end of period	$51.52
Market price, end of period	$51.48

Total Return based on Net Asset Value (%)	3.74	(c)
Total Return based on Market Price (%)	3.67	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	1.49	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	35

Precidian ETFs Trust

Financial Highlights (Continued)

Toyota Motor Corporation ADRhedged™ Selected Per Share Data	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income(b)	1.12
Net realized and unrealized gain (loss)	12.72
Total from investment operations	13.84

Less distributions from:
Net investment income	(6.30)
Total distributions	(6.30)
Net Asset Value, end of period	$57.54
Market price, end of period	$57.71

Total Return based on Net Asset Value (%)	29.05	(c)
Total Return based on Market Price (%)	29.41	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.3
Ratio of expenses (%)	0.19	(d)
Ratio of net investment income (loss) (%)	2.57	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period March 13, 2025 (commencement of operations) through December 31, 2025.

(b)	Per share numbers have been calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	36

Precidian ETFs Trust

Notes to Financial Statements

December 31, 2025

1.	Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of December 31, 2025, the Trust currently consists of 11 investment portfolios (each a “Fund” and collectively, the “Funds”) in operations and trading. These financial statements report on the Funds list below:

Arm Holdings PLC ADRhedged™

ASML Holding NV ADRhedged™

AstraZeneca PLC ADRhedged™

BP p.l.c. ADRhedged™

GSK plc ADRhedged™

HSBC Holdings plc ADRhedged™

Novo Nordisk A/S (B Shares) ADRhedged™

SAP SE ADRhedged™

Shell plc ADRhedged™

STMicroelectronics NV ADRhedged™

Toyota Motor Corporation ADRhedged™

The investment objective of the Funds is to provide investment results that generally correspond, before fees and expenses, to the total return of the ordinary shares of the non-U.S. company, as designated in such Fund name (each, an “Underlying Issuer,” and together, the “Underlying Issuers”), in its local market as traded in its local currency (“Local Currency”). There can be no assurance that a Fund’s objective will be achieved.

The Funds are classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

The Funds offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”).

2.	Significant Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions and such differences could be material.

(b)	Investment Valuation

The Funds’ investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to Precidian Funds LLC (the Manager) as the Valuation Designee pursuant to the Trust’s policies and procedures.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

Money market funds are valued at NAV and are categorized as Level 1.

Currency swap contracts are valued using the prevailing exchange rate of the relevant non-U.S. currency at the time the NAV is calculated and are categorized as Level 2.

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Funds based upon three levels defined above:

Arm Holdings PLC ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$920,062	$—	$—	$920,062
Short-Term Investment	10,949	—	—	10,949
Total Investments in Securities	931,011	—	—	931,011
Other Financial Instruments:
Currency Swaps	—	1,633	—	1,633
Total Investments in Securities and Other Financial Instruments	$931,011	$1,633	$—	$932,644
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(26)	$—	$(26)

TOTAL	$931,011	$1,607	$—	$932,618

ASML Holding NV ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,428,263	$—	$—	$1,428,263
Short-Term Investment	16,537	—	—	16,537
Total Investments in Securities	1,444,800	—	—	1,444,800
Other Financial Instruments:
Currency Swaps	—	1,928	—	1,928
Total Investments in Securities and Other Financial Instruments	$1,444,800	$1,928	$—	$1,446,728
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(202)	$—	$(202)

TOTAL	$1,444,800	$1,726	$—	$1,446,526

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

AstraZeneca PLC ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,079,166	$—	$—	$1,079,166
Short-Term Investment	5,284	—	—	5,284
Total Investments in Securities	1,084,450	—	—	1,084,450
Other Financial Instruments:
Currency Swaps	—	1,906	—	1,906
Total Investments in Securities and Other Financial Instruments	$1,084,450	$1,906	$—	$1,086,356
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(30)	$—	$(30)

TOTAL	$1,084,450	$1,876	$—	$1,086,326

BP p.l.c. ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,050,513	$—	$—	$1,050,513
Short-Term Investment	25,104	—	—	25,104
Total Investments in Securities	1,075,617	—	—	1,075,617
Other Financial Instruments:
Currency Swaps	—	1,829	—	1,829
Total Investments in Securities and Other Financial Instruments	$1,075,617	$1,829	$—	$1,077,446
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(29)	$—	$(29)

TOTAL	$1,075,617	$1,800	$—	$1,077,417

GSK plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$671,113	$—	$—	$671,113
Short-Term Investment	6,078	—	—	6,078
Total Investments in Securities	677,191	—	—	677,191
Other Financial Instruments:
Currency Swaps	—	1,180	—	1,180
Total Investments in Securities and Other Financial Instruments	$677,191	$1,180	$—	$678,371
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(19)	$—	$(19)

TOTAL	$677,191	$1,161	$—	$678,352

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

HSBC Holdings Plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,214,116	$—	$—	$4,214,116
Short-Term Investment	107,360	—	—	107,360
Total Investments in Securities	4,321,476	—	—	4,321,476
Other Financial Instruments:
Currency Swaps	—	7,414	—	7,414
Total Investments in Securities and Other Financial Instruments	$4,321,476	$7,414	$—	$4,328,890
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(117)	$—	$(117)

TOTAL	$4,321,476	$7,297	$—	$4,328,773

Novo Nordisk A/S (B Shares) ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,962,438	$—	$—	$2,962,438
Short-Term Investment	34,571	—	—	34,571
Total Investments in Securities	2,997,009	—	—	2,997,009
Other Financial Instruments:
Currency Swaps	—	3,994	—	3,994
Total Investments in Securities and Other Financial Instruments	$2,997,009	$3,994	$—	$3,001,003
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(489)	$—	$(489)

TOTAL	$2,997,009	$3,505	$—	$3,000,514

SAP SE ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$438,453	$—	$—	$438,453
Short-Term Investment	3,352	—	—	3,352
Total Investments in Securities	441,805	—	—	441,805
Other Financial Instruments:
Currency Swaps	—	601	—	601
Total Investments in Securities and Other Financial Instruments	$441,805	$601	$—	$442,406
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(62)	$—	$(62)

TOTAL	$441,805	$539	$—	$442,344

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

Shell plc ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,552,412	$—	$—	$1,552,412
Short-Term Investment	54,350	—	—	54,350
Total Investments in Securities	1,606,762	—	—	1,606,762
Other Financial Instruments:
Currency Swaps	—	2,712	—	2,712
Total Investments in Securities and Other Financial Instruments	$1,606,762	$2,712	$—	$1,609,474
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(43)	$—	$(43)
TOTAL	$1,606,762	$2,669	$—	$1,609,431

STMicroelectronics NV ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$507,387	$—	$—	$507,387
Short-Term Investment	7,222	—	—	7,222
Total Investments in Securities	514,609	—	—	514,609
Other Financial Instruments:
Currency Swaps	—	689	—	689
Total Investments in Securities and Other Financial Instruments	$514,609	$689	$—	$515,298
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(71)	$—	$(71)

TOTAL	$514,609	$618	$—	$515,227

Toyota Motor Corporation ADRhedged™
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,246,132	$—	$—	$2,246,132
Short-Term Investment	42,931	—	—	42,931
Total Investments in Securities	2,289,063	—	—	2,289,063
Other Financial Instruments:
Currency Swaps	—	5,882	—	5,882
Total Investments in Securities and Other Financial Instruments	$2,289,063	$5,882	$—	$2,294,945
Liabilities
Other Financial Instruments:
Currency Swaps	$—	$(1,086)	$—	$(1,086)
TOTAL	$2,289,063	$4,796	$—	$2,293,859

(c)	Fund Shares

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

The NAV per share of the Funds is determined as of the close of regular trading on the NYSE Arca, generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

(d)	Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, if any, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(e)	Foreign Currency Translation and Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which a Fund invests.

(f)	Federal Income Tax

Each Fund intends to continue to qualify as a “grantor trust” for U.S. federal income tax purposes. As a “grantor trust” for U.S. federal income tax purposes, the Funds will not pay U.S. federal income tax. Instead, the income and expenses of a Fund will be allocated on a pro rata basis to shareholders, and each Fund will report its income, gains, losses and deductions to the IRS and shareholders on that basis.

The grantor trust structure of the Funds is intended to be treated as a widely held fixed investment trust (“WHFIT”) and should be subject to what is commonly referred to as the WHFIT Treasury Regulations. A WHFIT must satisfy certain detailed reporting requirements.

Management evaluates tax positions taken or expected to be taken in the course of its tax treatment, and its tax reporting to its shareholders, of these positions to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax positions not deemed to meet that threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2025, the Funds' 2024 tax returns are subject to audit by federal, state and local tax authorities.

Management of the Funds has evaluated whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of December 31, 2025.

(g)	Distributions to Shareholders

The Funds typically earn income from ADR dividends, payments on the currency swap contracts, and from the money market investments, as well as proceeds from the sale of portfolio securities. All such income and proceeds will be deposited into the account used to settle the currency swap contracts (“Settlement Account”). Each shareholder will be allocated yearly their pro rata share of any income, gains, losses and deductions of the Funds as if the shareholder directly owned its pro rata share of the Funds’ assets. Such income generally will be taxable to a shareholder regardless of whether it receives any cash distributions from the Funds or cash distributions that differ in amount from such income. The Funds’ taxable income will generally consist of ordinary income, capital gains or some combination of both. To the extent a Fund has assets in its Settlement Account (Cash Component) in excess of 2% of the Funds’ total assets on any quarterly distribution determination date, such Funds will distribute such excess pro rata to its shareholders. Such quarterly distribution determination date shall be on the last day of each calendar quarter (subject to the next business day in the case of a holiday or weekend) with payment occurring, if a payment is due, the next business day. Regarding the sale of portfolio securities, portfolio securities may be sold in such amounts only to cover then existing Funds’ expenses and cash redemptions of shares, and such expenses shall be immediately paid after the sale of such portfolio securities.

(h)	Indemnification

Under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

3.	Derivative Financial Instruments

In the normal course of business, the Funds use derivative contracts. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund's derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Funds are also subject to additional counterparty risk due to the potential inability of their counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund's use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund's financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Currency Swaps Contracts

The Funds enter into currency swap transactions to hedge against fluctuations in the exchange rate between the U.S. dollar and the currency in which the securities of the Underlying Issuer is denominated. Such transactions are agreements between counterparties. A currency swap contract consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap contracts may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

The notional value of the currency swap contracts is adjusted daily based on the current fair value of the portfolio securities.

The currency swap contracts will be marked to market and settled daily based on the notional value of the currency swap contracts as of the settlement time on a particular day and the change in the value of the local currency in relation to the U.S. dollar from the settlement time on the prior business day to the settlement time on the current business day.

If as a result of a change in the value of the local currency relative to the U.S. dollar, the currency swap contracts increases in value, the counterparty will pay the Funds an amount in U.S. dollars equal to the increase in the value of the currency swap contracts. If the currency swap contracts decreases in value, the Funds will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the currency swap contracts. In order to obtain any necessary amount of cash, the Manager may sell portfolio securities. The Funds will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds.

Due to the unique nature of the Funds as a grantor trusts, certain aspects of the current hedging activities of the Funds’ operations cannot be changed without adversely affecting the Funds’ status as grantor trusts. As a result, certain service providers, such as a Fund’s trading counterparties, cannot be changed without affecting the Funds’ tax status. Specifically, the Funds’ counterparty for the currency swap contracts generally cannot be changed without affecting the Funds’ tax status. The Manager will monitor the currency swap contracts to ensure the economics are reflective of market conditions.

Canadian Imperial Bank of Commerce will serve as the counterparty with the Funds in connection with the currency swap contracts. In order to maintain the Funds’ status as grantor trusts, the Manager will not seek price quotes from other potential counterparties. As a result, the Funds may not always achieve the most favorable economics available in the market, although the Manager will monitor the currency swap contracts as described in the preceding paragraph.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Arm Holdings PLC ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$1,633	Unrealized depreciation on currency swaps	$26
	Total	$1,633	Total	$26

	Asset Derivatives		Liability Derivatives
ASML Holding NV ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$1,928	Unrealized depreciation on currency swaps	$202
	Total	$1,928	Total	$202

	Asset Derivatives		Liability Derivatives
AstraZeneca PLC ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$1,906	Unrealized depreciation on currency swaps	$30
	Total	$1,906	Total	$30

	Asset Derivatives		Liability Derivatives
BP p.l.c. ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$1,829	Unrealized depreciation on currency swaps	$29
	Total	$1,829	Total	$29

	Asset Derivatives		Liability Derivatives
GSK plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$1,180	Unrealized depreciation on currency swaps	$19
	Total	$1,180	Total	$19

	Asset Derivatives		Liability Derivatives
HSBC Holdings plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$7,414	Unrealized depreciation on currency swaps	$117
	Total	$7,414	Total	$117

	Asset Derivatives		Liability Derivatives
Novo Nordisk A/S (B Shares) ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$3,993	Unrealized depreciation on currency swaps	$489
	Total	$3,993	Total	$489

	Asset Derivatives		Liability Derivatives
SAP SE ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$602	Unrealized depreciation on currency swaps	$62
	Total	$602	Total	$62

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

	Asset Derivatives		Liability Derivatives
Shell plc ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$2,712	Unrealized depreciation on currency swaps	$43
	Total	$2,712	Total	$43

	Asset Derivatives		Liability Derivatives
STMicroelectronics NV ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$689	Unrealized depreciation on currency swaps	$71
	Total	$689	Total	$71

	Asset Derivatives		Liability Derivatives
Toyota Motor Corporation ADRhedged™
Currency Swaps - Foreign exchange contracts	Unrealized appreciation on currency swaps	$5,882	Unrealized depreciation on currency swaps	$1,086
	Total	$5,882	Total	$1,086

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on currency swaps contracts by risk type, as disclosed in the Statements of Operations, are as follows:

Net Realized Gain (Loss) from:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$(13,682)
ASML Holding NV ADRhedged™	(39,360)
AstraZeneca PLC ADRhedged™	(150,500)
BP p.l.c. ADRhedged™	(81,987)
GSK plc ADRhedged™	(86,605)
HSBC Holdings plc ADRhedged™	(383,580)
Novo Nordisk A/S (B Shares) ADRhedged™	(82,360)
SAP SE ADRhedged™	(106,839)
Shell plc ADRhedged™	(167,563)
STMicroelectronics NV ADRhedged™	(30,002)
Toyota Motor Corporation ADRhedged™	149,932

Net Change in Unrealized Appreciation (Depreciation) on:	Currency Swaps — Foreign Exchange Contracts
Arm Holdings PLC ADRhedged™	$1,607
ASML Holding NV ADRhedged™	1,726
AstraZeneca PLC ADRhedged™	3,672
BP p.l.c. ADRhedged™	1,800
GSK plc ADRhedged™	1,161
HSBC Holdings Plc ADRhedged™	9,064
Novo Nordisk A/S (B Shares) ADRhedged™	3,505
SAP SE ADRhedged™	539
Shell plc ADRhedged™	4,144
STMicroelectronics NV ADRhedged™	618
Toyota Motor Corporation ADRhedged™	4,796

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

The notional value of the currency swap contracts is adjusted daily based on the current fair value of the portfolio securities of the Funds. For the period ended December 31, 2025, the average of outstanding derivative financial instruments based on the ending monthly contract values were as follows:

Currency Swaps (Contract Value)
Arm Holdings PLC ADRhedged™	$663
ASML Holding NV ADRhedged™	445
AstraZeneca PLC ADRhedged™	3,183
BP p.l.c. ADRhedged™	1,111
GSK plc ADRhedged™	1,088
HSBC Holdings Plc ADRhedged™	4,076
Novo Nordisk A/S (B Shares) ADRhedged™	445
SAP SE ADRhedged™	385
Shell plc ADRhedged™	2,955
STMicroelectronics NV ADRhedged™	132
Toyota Motor Corporation ADRhedged™	(188)

The Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents the Funds’ derivative assets and liabilities by counterparty, CIBC, net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Funds as of December 31, 2025:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(a)	Net Amount of Derivative Assets ($)	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities ($)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(a)	Net Amount of Derivatives Liabilities ($)
Arm Holdings PLC ADRhedged™	1,633	(26)	—	1,607	26	(26)	—	—
ASML Holding NV ADRhedged™	1,928	(202)	—	1,726	202	(202)	—	—
AstraZeneca PLC ADRhedged™	1,906	(30)	—	1,876	30	(30)	—	—
BP p.l.c. ADRhedged™	1,829	(29)	—	1,800	29	(29)	—	—
GSK plc ADRhedged™	1,180	(19)	—	1,161	19	(19)	—	—
HSBC Holdings Plc ADRhedged™	7,414	(117)	—	7,297	117	(117)	—	—
Novo Nordisk A/S (B Shares) ADRhedged™	3,994	(489)	—	3,505	489	(489)	—	—
SAP SE ADRhedged™	601	(62)	—	539	62	(62)	—	—
Shell plc ADRhedged™	2,712	(43)	—	2,669	43	(43)	—	—
STMicroelectronics NV ADRhedged™	689	(71)	—	618	71	(71)	—	—
Toyota Motor Corporation ADRhedged™	5,882	(1,086)	—	4,796	1,086	(1,086)	—	—

(a)	The actual collateral received/(pledged) may be more than the amount shown.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

4.	Investment Advisory Fee and Other Transactions with Affiliates

(a)	Investment Advisory and Administrative Services

Precidian Funds, LLC, a Delaware limited liability company, serves as investment manager to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Management Agreement between the Trust and the Manager (“Management Agreement”). Under the Management Agreement, the Manager, subject to the supervision of the Board, provides an investment program for the Funds and is responsible for managing the investment of the Funds’ assets in conformity with the stated investment policies of the Funds. The Manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds.

In addition to providing management services, under the Management Agreement, the Manager also: (i) supervises all non-management operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing Shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

The Management Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to the Funds’ from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by the vote of a majority of the Funds' outstanding voting securities of the Funds on 60 days’ written notice to the Manager or by the Manager on 60 days’ written notice to the Trust. The Trust has entered into a licensing agreement with the Manager pursuant to which the Trust may use the terms “Precidian” and “ADRhedged™” without payment of a fee to the Manager under the agreement, provided that the Manager continues to be the Funds investment manager pursuant to an investment management agreement with the Trust.

Pursuant to the Management Agreement, the Manager is entitled to receive a management fee of 0.17%, payable monthly and accrued daily, at the annual rate based on a percentage of the Funds’ average daily net assets.

(b)	Distribution Arrangement

The Funds have adopted a Distribution Plan (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

(c)	Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Co-Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Commonwealth Fund Services, LLC (“CFS”) serves as co-administrator to the Trust and the Funds. CFS is responsible for providing certain administrative services to the Trust and the Funds, including coordination of meetings of the Board and services related thereto and the provision of certain Trust officers. CFS has also assumed the responsibility for, and it pays, all of the Funds’ operating expenses other than the Funds’ management fee, interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business. For these services, CFS is paid 0.02% on the average daily net assets of the Funds, computed daily and paid monthly.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

(d)	Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Manager pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Assistant Chief Compliance Officer’s services.

5.	Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions for the period ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$–	$18,773
ASML Holding NV ADRhedged™	–	20,331
AstraZeneca PLC ADRhedged™	–	142,928
BP p.l.c. ADRhedged™	–	59,966
GSK plc ADRhedged™	–	62,826
HSBC Holdings plc ADRhedged™	–	38,794
Novo Nordisk A/S (B Shares) ADRhedged™	–	45,221
SAP SE ADRhedged™	–	113,977
Shell plc ADRhedged™	–	78,124
STMicroelectronics NV ADRhedged™	–	11,109
Toyota Motor Corporation ADRhedged™	–	2,439

Purchases and sales of in-kind transactions for the period ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Arm Holdings PLC ADRhedged™	$956,484	$–
ASML Holding NV ADRhedged™	1,137,455	–
AstraZeneca PLC ADRhedged™	12,960,036	14,405,689
BP p.l.c. ADRhedged™	2,120,027	830,353
GSK plc ADRhedged™	1,567,640	989,734
HSBC Holdings plc ADRhedged™	28,097,364	27,466,291
Novo Nordisk A/S (B Shares) ADRhedged™	4,483,483	984,060
SAP SE ADRhedged™	1,082,310	498,301
Shell plc ADRhedged™	18,195,930	18,249,481
STMicroelectronics NV ADRhedged™	476,630	–
Toyota Motor Corporation ADRhedged™	2,004,277	–

6.	Capital Share Transactions

The Funds issue and redeem their shares on a continuous basis, at NAV, only in blocks of 10,000 shares or whole multiples thereof (“Creation Units”) to certain institutional investors (referred to as Authorized Participants) who have entered into agreements with the Funds’ distributor. The Funds’ Creation Units are issued and redeemed principally in-kind for portfolio securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell shares only in the secondary market. Shares of the Funds trade at market price rather than NAV. As such, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares only in bundles of a specified number of shares. These bundles are known as “Creation Units.” For the Funds, a Creation Unit is comprised of 10,000 shares. To create or redeem a Creation Unit, you must be an “Authorized Participant” (“AP”) or you must do so through a broker, dealer, bank or other entity that is an AP. An AP is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”). All other persons or entities transacting in shares must do so in the Secondary Market. It is expected that only large institutional investors will create and redeem shares directly with a Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual shares in the Secondary Market.

Precidian ETFs Trust

Notes to Financial Statements (Continued)

December 31, 2025

Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $250. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Funds relating to the cash portion of such creation order. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Funds and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Funds. Investors who use the services of a broker or other such intermediary may pay fees for such services.

7.	Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' portfolio manager is deemed to be the CODM. Since their commencement, the Funds operate as a single segment. The CODM monitors the operating results of the Funds, as a whole, and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information, in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

8.	Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial were statements issued.

AstraZeneca PLC has announced that it is terminating its ADR program in connection with the implementation of a harmonized global listing structure and the direct listing of its ordinary shares on the New York Stock Exchange, which is expected to become effective on or about February 2, 2026. As a result, all outstanding AstraZeneca PLC ADRs will be mandatorily cancelled and converted into ordinary shares at or around that date. The AstraZeneca PLC ADRhedged™ has stopped trading and liquidated and ceased operations on February 17, 2026.

Precidian ETFs Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees:

Precidian ETFs Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise Precidian ETFs Trust (each a Fund and collectively, the Funds), including the schedules of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, changes in their net assets, and the financial highlights for the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Funds' auditor since 2024.

Columbus, Ohio

February 20, 2026

Precidian ETFs Trust

Report of Independent Registered Public Accounting Firm (Continued)

Appendix A

Arm Holdings PLC ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
ASML Holding NV ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
AstraZeneca PLC ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Statements of Changes in Net Assets	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
BP p.l.c. ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
GSK plc ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.

Precidian ETFs Trust

Report of Independent Registered Public Accounting Firm (Continued)

Statements of Operations	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
HSBC Holdings plc ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Statements of Changes in Net Assets	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Novo Nordisk A/S (B Shares) ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
SAP SE ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from January 6, 2025 (commencement of operations) to December 31, 2025.
Financial Highlights	For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Shell plc ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.

Precidian ETFs Trust

Report of Independent Registered Public Accounting Firm (Continued)

Statements of Changes in Net Assets	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights	For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
STMicroelectronics NV ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Toyota Motor Corporation ADRhedgedTM
Statements of Assets and Liabilities	As of December 31, 2025.
Schedules of Investments	As of December 31, 2025.
Statements of Operations	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights	For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.

Investment Manager Precidian Funds, LLC 301 South State St. Suite N-002 Newtown, Pennsylvania 18940	Co-Administrator Commonwealth Fund Services, LLC 8730 Stoney Parkway Suite 205 Richmond, Virginia 23235	Custodian, Co-Administrator & Transfer Agent The Bank of New York 240 Greenwich Street New York, New York 10286

Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	Independent Registered Public Accounting Firm KPMG LLP 191 West Nationwide Blvd. Suite 500 Columbus, Ohio 43215	Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, Kansas 66211

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Reference Item 7, Notes to Financial Statements, item 4(d) regarding remuneration paid to the Trustees and Officers.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The Nominating and Corporate Governance Committee (“NCGC”) considers any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the NCGC in its discretion. Shareholders should address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Item 16.	Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Precidian ETFs Trust

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Date March 5, 2026

By (Signature and Title)*	/s/ Ann T. MacDonald
Ann T. MacDonald
Assistant Treasurer and Principal Financial Officer

Date March 5, 2026

* Print the name and title of each signing officer under his or her signature.